Debt (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt (Textual) [Abstract]
Maturity date of convertible notes one	Jun. 01, 2013
Debt (Additional Textual) [Abstract]
Percentage of redemption of principle amount of convertible notes	25.00%
Per share conversion price of convertible notes	$ 0.25
Total Debt due within one year	$ 2,685,935	$ 6,730,861	$ 7,300,000
Unpaid interest accreted to principal rate		15.00%
Debt instrument maturity date		Jun. 01, 2012
Redemption percentage of debt instrument		125.00%
Capital campaign minimum amount		10,000,000
Common stock single offering		10,000,000
Number of business days for mandatory redemption of principal		3
Interest paid after common stock offering		1,700,000
Common stock single offering mandatory redemption minimum		10,000,000
Common stock single offering mandatory redemption maximum		30,000,000
Promissory Notes [Member]
Debt (Textual) [Abstract]
Rate of notes	12.50%	12.50%
Period of warrant to purchase common share	5 years
Gain (loss) on extinguishment of debt	4,400,000
Embedded conversion option [Member] | Promissory Notes [Member]
Debt (Textual) [Abstract]
Gain (loss) on extinguishment of debt	1,200,000
Warrant liability [Member] | Promissory Notes [Member]
Debt (Textual) [Abstract]
Gain (loss) on extinguishment of debt	$ 3,200,000
Convertible Notes Payable [Member]
Debt (Textual) [Abstract]
Rate of notes	12.50%
Percentage of interest payable in kind	15.00%
Maturity date of convertible notes one	Dec. 01, 2012
Maturity date of convertible notes two	Mar. 01, 2013
Maturity date of convertible notes three	Jun. 01, 2013
Maturity date of convertible notes four	Sep. 01, 2013